Organization and Business Description (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jan. 27, 2025	Sep. 29, 2023	Jun. 09, 2023
Organization and Business Description [Line Items]
Date of incorporated	Nov. 15, 2024
Total current assets	$ 18,075,099	$ 18,158,229
Total assets	46,502,256	43,942,507
Total current liabilities	8,423,949	12,012,879
Total liabilities	18,854,199	20,103,053
Revenue	90,370,793	68,424,577	$ 62,944,073
Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Total current assets	963,273	662,619
Total assets	5,930,103	2,018,069
Total current liabilities	1,308,319	1,573,490
Total liabilities	5,984,922	2,035,823
Revenue	6,024,802	1,081,753
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Total current assets	194,661
Total assets		202,980
Total current liabilities	1,227,896
Total liabilities		880,744
Revenue	$ 6,024,802	$ 1,081,753
Mr. Sasaki. [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Percentage of ownership						100.00%
Bao Cayman [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Percentage of ownership					100.00%
CTW Cayman [Member] | Related Party [Member]
Organization and Business Description [Line Items]
Percentage of ownership				100.00%